UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  November 30

Date of reporting period: December 1, 2017—November 30, 2018

Item 1: Reports to Shareholders

Annual Report | November 30, 2018 Vanguard Massachusetts Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

A Note From Our CEO	1

Your Fund’s Performance at a Glance	2

Advisor’s Report	3

About Your Fund’s Expenses	7

Performance Summary	9

Financial Statements	11

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

A Note From Our CEO

Tim Buckley

President and Chief Executive Officer

Dear Shareholder,

Over the years, I’ve found that prudent investors exhibit a common trait: discipline. No matter how the markets move or what new investing fad hits the headlines, those who stay focused on their goals and tune out the noise are set up for long-term success.

The prime gateway to investing is saving, and you don’t usually become a saver without a healthy dose of discipline. Savers make the decision to sock away part of their income, which means spending less and delaying gratification, no matter how difficult that may be.

Of course, disciplined investing extends beyond diligent saving. The financial markets, in the short term especially, are unpredictable; I have yet to meet the investor who can time them perfectly. It takes discipline to resist the urge to go all-in when markets are frothy or to retreat when things look bleak.

Staying put with your investments is one strategy for handling volatility. Another, rebalancing, requires even more discipline because it means steering your money away from strong performers and toward poorer performers.

Patience—a form of discipline—is also the friend of long-term investors. Higher returns are the potential reward for weathering the market’s turbulence and uncertainty.

It’s important to be prepared for that turbulence, whenever it appears. Don’t panic. Don’t chase returns or look for answers outside the asset classes you trust. And be sure to rebalance periodically, even when there’s turmoil.

Whether you’re a master of self-control, get a boost from technology, or work with a professional advisor, know that discipline is necessary to get the most out of your investment portfolio. And know that Vanguard is with you for the entire ride.

Thank you for your continued loyalty.

Sincerely,

Mortimer J. Buckley

President and Chief Executive Officer

December 18, 2018

Your Fund’s Performance at a Glance

•  For the 12 months ended November 30, 2018, Vanguard Massachusetts Tax-Exempt Fund returned 0.31%, trailing the 0.90% return of its benchmark index.

•  Although their fundamentals remained solid, municipal bonds went through a bumpy patch as federal tax legislation passed in December 2017 affected both supply and demand. With yields rising, prices of municipal bonds finished down across the maturity spectrum, particularly toward the intermediate and long end.

•  Demand for Massachusetts bonds remained steady over the 12 months, while supply surged in December and then slowed.

•  The fund’s tilt toward longer-dated and lower-quality investment-grade bonds hindered relative performance, as did university revenue and hospital revenue holdings.

•  For the decade ended November 30, 2018, the fund recorded an average annual return of 4.55%, nearly identical to that of its expense-free benchmark.

Market Barometer

	Average Annual Total Returns
	Periods Ended November 30, 2018
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	5.92%	11.94%	10.89%
Russell 2000 Index (Small-caps)	0.57	10.08	7.50
Russell 3000 Index (Broad U.S. market)	5.53	11.80	10.62
FTSE All-World ex US Index (International)	-7.98	5.59	2.17

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index (Broad taxable market)	-1.34%	1.33%	2.03%
Bloomberg Barclays Municipal Bond Index (Broad tax-exempt market)	1.13	2.13	3.52
FTSE Three-Month U.S. Treasury Bill Index	1.76	0.92	0.55

CPI
Consumer Price Index	2.18%	2.02%	1.58%

Advisor’s Report

For the 12 months ended November 30, 2018, Vanguard Massachusetts Tax-Exempt Fund returned 0.31%. The fund lagged its benchmark, the Bloomberg Barclays Massachusetts Municipal Bond Index, which returned 0.90%.

The fund’s capital return of –2.70% was more than offset by a 3.01% return in interest income. Because bond yields and prices move in opposite directions, its 30-day SEC yield climbed to 3.11% at the end of the period from 2.28% a year earlier (and from 2.77% six months earlier).

The fund is permitted to invest in bonds whose income is subject to the alternative minimum tax (AMT). However, as of the end of the period, it did not own any such bonds.

The investment environment

Macroeconomic fundamentals remained supportive throughout the 12 months. The U.S. economy continued to expand at a robust pace, boosted by tax cuts and more government spending. The unemployment rate dropped to 3.7%, an almost 50-year low, and inflation moved up to hover near the Federal Reserve’s target of 2%.

Given the strength of the economy, the Fed continued to normalize monetary policy through further cuts to its balance sheet and four additional increases to the federal funds target rate, putting it at 2%–2.25%. (The Fed made another quarter-percentage-point hike just after the close of the fiscal year.)

Yields of Tax-Exempt Municipal Securities

National Averages, (AAA-Rated General Obligation Issues)

	November 30,	November 30,
Maturity	2017	2018
2 years	1.57%	1.98%
5 years	1.76	2.16
10 years	2.15	2.55
30 years	2.79	3.27
Source: Vanguard.

Despite the robust backdrop, the markets experienced some volatility. They swooned in late January on concerns that wage gains might push inflation higher and lead the Fed to raise rates more aggressively. October was another rough patch amid an intensification of trade tensions with China and comments from Fed Chairman Jerome Powell on how much higher rates might go, although he tamped down expectations in late November. Bouts of volatility aside, muni bond yields largely took their cues from the U.S. Treasury market, where yields across the maturity spectrum ended the period higher.

The muni market also had to contend with federal tax legislation that was passed in December 2017. One significant change is that municipalities can no longer issue bonds to advance-refund outstanding tax-exempt debt. The reduction in the statutory federal corporate tax rate to 21% affected demand for munis. This change made muni tax-equivalent yields less attractive to nontraditional buyers, a fairly narrow segment of the market that includes banks and insurance companies. Municipalities responded by structuring issuance more for traditional buyers, which boosted usable supply for retail investors and mutual funds. In addition, a cap on deductions for state and local taxes and mortgage interest payments has made muni bonds more attractive for residents of states with high property or local taxes.

The unemployment rate in Massachusetts ended the period at 3.5%, about where it began, although there were some fluctuations along the way. The commonwealth’s economy grew a bit more slowly than that of the United States as a whole, according to a gauge of current economic conditions published monthly by the Federal Reserve Bank of Philadelphia. The bank’s index for Massachusetts climbed 2.3% from November 2017 to October 2018, while the national index rose 2.6%. (Each state’s index incorporates data on nonfarm payroll employment, the jobless rate, average hours worked in manufacturing, and inflation-adjusted wage and salary payments.)

Massachusetts closed out the fiscal year 2018 budget with a surplus of over $1 billion, primarily from revenues that exceeded projections from capital gains taxes, corporate taxes, and estate tax collections. A significant portion of the excess revenue was attributed to onetime effects of the federal tax legislation. Massachusetts statute requires that certain excess capital gains revenues be deposited into the commonwealth’s budget stabilization fund. This requirement was largely responsible for more than $500 million of total fiscal 2018 transfers into the fund. The fund’s balance exceeded $2 billion at the end of fiscal year 2018, the first time it has crossed that threshold since 2008. The commonwealth projects another year of strong revenues and for the stabilization fund to reach an all-time high of $2.4 billion at the end of fiscal year 2019.

The commonwealth’s credit ratings remained unchanged. General obligation creditworthiness during the fiscal year was rated Aa1 with a stable outlook by Moody’s, AA+ with a stable outlook by Fitch, and AA with a stable outlook by Standard & Poor’s.

Management of the fund

Our investment process relies on risk management as we strive to add value through a diversified mix of strategies including duration, yield-curve positioning, credit-quality decisions, and security selection. Vanguard’s experienced team of credit analysts performs an objective, complete, and independent analysis of bonds the fund owns or considers owning. Our strategic views on the portfolio’s positioning remained unchanged during the fiscal year.

The fund increased purchases of bonds in the university- and hospital-revenue sectors to diversify its holdings. The fund’s profile shifted slightly toward higher quality and shorter duration. On a tactical basis, the fund took advantage of market volatility connected to the tax-law changes and seasonally strong periods. Liquidity remained ample.

Supply of Massachusetts bonds surged in December and slowed thereafter. Overall supply was unchanged over the fiscal year, in contrast to the rest of the market. Demand remained steady; it was stronger for higher-quality bonds and slightly weakened for lower-quality bonds.

The fund’s holdings at the lower end of the investment-grade spectrum and its longer-dated assets underperformed the benchmark. From a sector standpoint, the fund’s university- and hospital-revenue bonds also lagged, but its position in state general obligation bonds worked in the fund’s favor.

The outlook

Absent any external shocks, the U.S. economy is on pace to break above its long-term potential growth rate in 2018 and 2019, given the front-loaded effects of tax cuts and increased government spending, plus solid fundamentals. Growth is then expected to drop back toward 2%. That growth, along with some upward pressure on wages reflecting the tight labor market, may push up the U.S. Core Personal Consumption Expenditures Price Index through the first part of 2019. Against this backdrop, the Fed is likely to keep raising rates and trimming the amount of Treasuries and mortgage-backed securities on its balance sheet into 2019.

We see this bounce as cyclical, however. We still expect long-term structural pressures from an aging population, global sourcing of goods and labor, and technological disruptions to result in moderate long-run growth and inflation.

We may continue to see bouts of volatility in the bond market related to shifting expectations for inflation and interest rates. Other potential volatility triggers include an intensification of trade disputes, flare-ups in geopolitical tensions, uncertainty over Brexit, and government spending in Italy.

We anticipate a convergence in global monetary policy, with central banks in developed countries adopting less accommodative stances—some raising rates, some planning to do so, and some reducing quantitative easing. Withdrawing that accommodation unexpectedly or too quickly could rattle the markets.

As always, our experienced team of portfolio managers, credit analysts, and traders will continue to seek out opportunities to add to the funds’ performance, whatever the markets may bring.

Paul M. Malloy, CFA, Principal,

Head of Municipal Bond Group

Matthew M. Kiselak, Principal,

Portfolio Manager, Head of

Municipal Bond Desk

Vanguard Fixed Income Group

December 18, 2018

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended November 30, 2018

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Massachusetts Tax-Exempt Fund	5/31/2018	11/30/2018	Period

Based on Actual Fund Return	$1,000.00	$998.39	$0.60
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.76	0.61

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.12%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/365).

Massachusetts Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: November 30, 2008, Through November 30, 2018

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended November 30, 2018

				Final Value
	One	Five	Ten	of a $10,000
	Year	Years	Years	Investment

Massachusetts Tax-Exempt Fund	0.31%	3.71%	4.55%	$15,597
Bloomberg Barclays MA Municipal Bond Index	0.90	3.23	4.53	15,570
Bloomberg Barclays Municipal Bond Index	1.13	3.52	4.88	16,101

Average Annual Total Returns: Periods Ended September 30, 2018

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year	Five Years	Income	Capital	Total
Massachusetts Tax-Exempt Fund	12/9/1998	0.09%	3.78%	3.42%	1.10%	4.52%

See Financial Highlights for dividend and capital gains information.

Massachusetts Tax-Exempt Fund

Distribution by Stated Maturity

As of November 30, 2018

Under 1 Year	4.5%
1 - 3 Years	4.5
3 - 5 Years	1.5
5 - 10 Years	10.0
10 - 20 Years	39.1
20 - 30 Years	37.3
Over 30 Years	3.1

Massachusetts Tax-Exempt Fund

Financial Statements

Statement of Net Assets

As of November 30, 2018

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.0%)
Massachusetts (98.7%)
Andover MA GO	4.000%	11/15/30	530	576
Andover MA GO	4.000%	11/15/31	535	577
Andover MA GO	4.000%	11/15/32	545	584
Andover MA GO	4.000%	11/15/33	560	598
Andover MA GO	4.000%	11/15/34	455	482
Andover MA GO	4.000%	11/15/35	465	489
Andover MA GO	4.000%	11/15/36	480	498
Andover MA GO	4.000%	11/15/43	1,810	1,840
Andover MA GO	4.000%	11/15/48	1,910	1,924
Arlington MA GO	5.000%	12/1/28	1,535	1,838
Arlington MA GO	5.000%	12/1/29	1,535	1,829
Arlington MA GO	4.000%	12/1/30	620	674
Arlington MA GO	3.000%	12/1/37	170	153
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/26	475	550
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/27	350	408
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/28	400	462
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/29	420	482
Berkshire MA Wind Power Cooperative Corp. Revenue	5.000%	7/1/30	450	513
Beverly MA GO	4.000%	10/15/28	1,095	1,197
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/40	895	912
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/41	900	916
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/43	1,025	1,035
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/44	665	670
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/45	1,095	1,103
Blue Hills MA Regional Technical High School District GO	4.000%	7/15/46	895	898
Boston MA GO	5.000%	5/1/27	2,010	2,404
Boston MA GO	5.000%	5/1/35	4,000	4,676

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Boston MA GO	5.000%	5/1/38		1,780	2,060
	Boston MA Housing Authority Revenue	5.000%	4/1/23	(4)	1,985	1,990
	Boston MA Housing Authority Revenue	5.000%	4/1/25	(4)	5,405	5,418
	Boston MA Water & Sewer Commission Revenue	4.000%	11/1/37		3,500	3,627
	Boston MA Water & Sewer Commission Revenue	4.000%	11/1/45		3,735	3,790
	Bourne MA GO	4.000%	11/15/29		865	934
	Bourne MA GO	4.000%	11/15/ 30		530	568
	Bourne MA GO	4.000%	11/15/32		665	706
	Bourne MA GO	4.000%	11/15/34		805	842
	Bourne MA GO	4.000%	11/15/35		805	836
	Bourne MA GO	4.000%	11/15/36		805	833
	Bourne MA GO	4.000%	11/15/37		785	810
	Bourne MA GO	4.000%	11/15/38		785	808
	Burlington MA GO	3.500%	7/15/43		2,135	1,991
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/31		485	519
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/32		2,060	2,192
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/33		1,665	1,764
	Cape Cod MA Regional Technical High School District GO	4.000%	11/15/34		2,235	2,348
	Douglas MA GO	4.000%	2/15/30		1,170	1,245
	Douglas MA GO	4.000%	2/15/31		815	861
	Douglas MA GO	4.000%	2/15/32		1,220	1,281
	Essex MA North Shore Agricultural & Technical School District GO	4.000%	6/1/39		2,810	2,866
	Essex MA North Shore Agricultural & Technical School District GO	4.000%	6/1/43		500	504
1	Framingham MA GO	4.000%	12/1/33		1,010	1,070
	Holyoke MA GO	5.000%	9/1/30		1,690	1,842
	Longmeadow MA GO	3.250%	4/1/35		1,105	1,042
	Longmeadow MA GO	3.500%	4/1/39		1,130	1,070
	Massachusetts Bay Transportation Authority Assessment Revenue	5.250%	7/1/31		2,285	2,853
	Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/41		7,705	8,310
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30		5,775	7,120
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27		6,075	7,220
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/32		2,870	2,998
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32		2,900	3,616
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33		2,000	2,429
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/33		10,000	12,519
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35		1,980	2,044

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	3,000	3,096
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	1,090	1,239
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/38	280	315
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/39	1,045	1,173
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	3,500	3,919
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.690%	12/7/18	11,400	11,400
Massachusetts Bay Transportation Authority Sales Tax Revenue VRDO	1.720%	12/7/18	11,500	11,500
Massachusetts Clean Energy Cooperative Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/26	2,875	3,202
Massachusetts Clean Energy Cooperative Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/29	2,000	2,216
Massachusetts Clean Energy Cooperative Corp. Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,757
Massachusetts Clean Water Trust Revenue	5.000%	8/1/28	4,500	5,421
Massachusetts Clean Water Trust Revenue	5.000%	8/1/29	3,545	4,296
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35	3,000	3,329
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45	2,085	2,301
Massachusetts College Building Authority Revenue	5.000%	5/1/26	1,480	1,651
Massachusetts College Building Authority Revenue	5.000%	5/1/27	1,200	1,337
Massachusetts College Building Authority Revenue	4.000%	5/1/29	2,015	2,146
Massachusetts College Building Authority Revenue	5.000%	5/1/30	1,090	1,178
Massachusetts College Building Authority Revenue	5.000%	5/1/31	2,000	2,234
Massachusetts College Building Authority Revenue	5.000%	5/1/31	910	1,027
Massachusetts College Building Authority Revenue	4.000%	5/1/32	3,435	3,614
Massachusetts College Building Authority Revenue	4.000%	5/1/34	675	703
Massachusetts College Building Authority Revenue	4.000%	5/1/36	740	764
Massachusetts College Building Authority Revenue	5.000%	5/1/36	4,025	4,314
Massachusetts College Building Authority Revenue	4.000%	5/1/37	775	798
Massachusetts College Building Authority Revenue	4.000%	5/1/38	785	805
Massachusetts College Building Authority Revenue	5.000%	5/1/39	3,000	3,291
Massachusetts College Building Authority Revenue	4.000%	5/1/40	4,475	4,549
Massachusetts College Building Authority Revenue	5.000%	5/1/41	5,000	5,348

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts College Building Authority Revenue	3.000%	5/1/42		485	416
Massachusetts College Building Authority Revenue	5.000%	5/1/43		3,285	3,512
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27		4,075	4,819
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/28		1,000	1,194
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/32		6,620	6,811
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/37		3,015	3,094
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	1.740%	12/7/18		4,000	4,000
Massachusetts Development Finance Agency Hospital Revenue (Cape Cod Healthcare Obligated Group)	5.250%	11/15/36		5,130	5,589
Massachusetts Development Finance Agency Hospital Revenue (Cape Cod Healthcare Obligated Group)	5.250%	11/15/41		10	11
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34		1,500	1,631
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44		15	16
Massachusetts Development Finance Agency Revenue (Bentley University)	4.000%	7/1/35		25	26
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/28		150	174
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29		35	40
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.250%	10/1/41		8,120	8,650
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/28		1,250	1,333
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/29		1,500	1,598
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/30		1,430	1,523
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/31		1,250	1,330
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/40		2,000	2,082
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/42		3,000	3,368
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	4.000%	7/1/19		395	399
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/20		500	519
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21		350	371
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	(Prere.)	470	515

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	(Prere.)	2,995	3,280
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22		850	917
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/23		500	546
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/24		715	794
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/24		1,610	1,754
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/25		500	561
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.250%	7/1/26		1,175	1,273
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/27		3,960	4,442
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/28		535	602
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		3,100	3,437
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		2,555	2,711
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29		600	670
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/30		2,450	2,701
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/30		1,755	1,948
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/31		4,245	4,657
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/32		3,000	3,278
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/35		1,050	1,131
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/37		1,000	1,070
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/44		7,000	7,382
	Massachusetts Development Finance Agency Revenue (Boston University)	6.000%	5/15/29	(2)	1,400	1,715
	Massachusetts Development Finance Agency Revenue (Boston University)	5.375%	5/15/39		1,575	1,888
	Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/46		3,000	3,024
	Massachusetts Development Finance Agency Revenue (Boston University)	5.000%	10/1/48		5,000	5,411
	Massachusetts Development Finance Agency Revenue (Boston University)	6.000%	5/15/59	(10)	6,075	7,358
2	Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	1.750%	12/7/18	LOC	5,200	5,200
	Massachusetts Development Finance Agency Revenue (Broad Institute Inc.)	5.250%	4/1/21	(Prere.)	4,095	4,392
	Massachusetts Development Finance Agency Revenue (Broad Institute Inc.)	4.000%	4/1/41		13,825	13,958

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22		1,755	1,899
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/28		3,205	3,573
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/31		770	855
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/32		1,000	1,092
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/32		2,500	2,768
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/33		1,000	1,089
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/37		1,000	1,080
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/38		1,000	1,077
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/43		5,000	5,374
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48		8,045	8,605
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/48		2,845	3,043
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/53		5,000	5,311
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	5.250%	12/1/25		600	617
Massachusetts Development Finance Agency Revenue (Carleton-Willard Village)	5.625%	12/1/30		550	565
Massachusetts Development Finance Agency Revenue (Children’s Hospital)	5.000%	10/1/34		2,440	2,708
Massachusetts Development Finance Agency Revenue (Children’s Hospital)	5.000%	10/1/46		4,000	4,351
Massachusetts Development Finance Agency Revenue (College of the Holy Cross)	5.000%	9/1/26		250	295
Massachusetts Development Finance Agency Revenue (College of the Holy Cross) VRDO	1.740%	12/3/18	LOC	5,000	5,000
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.000%	5/1/35		5,210	5,810
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/41		6,125	6,692
Massachusetts Development Finance Agency Revenue (Dartmouth Student Housing Project)	5.000%	10/1/54		10,000	10,337
Massachusetts Development Finance Agency Revenue (Deerfield Academy)	5.000%	10/1/40		4,665	4,892
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/20	(Prere.)	5,460	5,641
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/20	(Prere.)	540	558
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/24		990	1,086
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/25		1,905	2,110

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/28		1,825	1,989
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/35		3,000	3,185
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/36		3,670	3,973
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/40		3,125	3,339
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41		5,960	6,242
Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/42		1,700	1,831
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47		4,330	4,571
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/30		750	818
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/36		2,420	2,584
Massachusetts Development Finance Agency Revenue (Emmanuel College)	5.000%	10/1/43		10,560	11,139
Massachusetts Development Finance Agency Revenue (Emmanuel College)	4.000%	10/1/46		4,035	3,741
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/20	(Prere.)	9,790	10,336
Massachusetts Development Finance Agency Revenue (Harvard University)	5.250%	2/1/21	(Prere.)	11,000	11,756
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/27		1,770	2,090
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/29		700	765
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/33		11,430	13,176
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/36		3,500	3,719
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/36		4,460	5,494
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/40		7,000	8,684
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/28		800	834
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/31		200	218
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/32		50	54
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40		1,760	1,877
Massachusetts Development Finance Agency Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45		11,960	12,705
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.000%	11/15/38		1,000	1,007
Massachusetts Development Finance Agency Revenue (Linden Ponds Inc.)	5.125%	11/15/46		3,000	3,022
Massachusetts Development Finance Agency Revenue (Loomis Obligated Group)	6.000%	1/1/33		4,405	4,848

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/37		4,800	5,043
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44		6,030	6,283
Massachusetts Development Finance Agency Revenue (Massachusetts College of Pharmacy & Allied Health Sciences)	5.000%	7/1/21		300	322
Massachusetts Development Finance Agency Revenue (Massachusetts College of Pharmacy & Allied Health Sciences)	5.000%	7/1/23		250	280
Massachusetts Development Finance Agency Revenue (Massachusetts College of Pharmacy & Allied Health Sciences)	5.000%	7/1/26		1,380	1,537
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/31		400	450
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/32		300	337
Massachusetts Development Finance Agency Revenue (MCPHS University)	5.000%	7/1/37		450	497
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/32		2,105	2,197
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/37		300	319
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/42		500	528
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.250%	7/1/42		2,145	2,233
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44		1,500	1,576
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.000%	7/1/47		8,700	9,147
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.625%	7/15/36		1,000	1,068
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43		5,755	6,125
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/47		2,000	2,023
Massachusetts Development Finance Agency Revenue (NewBridge Charles Inc.)	5.000%	10/1/57		9,200	9,238
Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	10/1/29		3,250	3,547
Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	10/1/30		1,750	1,907
Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	3/1/32		950	1,041
Massachusetts Development Finance Agency Revenue (Northeastern University)	5.250%	3/1/37		20	22
Massachusetts Development Finance Agency Revenue (Northeastern University)	5.000%	3/1/39		3,600	3,895
Massachusetts Development Finance Agency Revenue (Olin College)	5.000%	11/1/38		6,000	6,504
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.375%	7/1/20	(Prere.)	4,000	4,206

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21	(Prere.)	3,980	4,262
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/21	(Prere.)	2,935	3,143
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/28		2,000	2,207
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/29		6,000	6,876
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/30		1,500	1,641
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/30		3,520	4,062
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/31		3,755	4,316
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/31		2,785	2,964
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/32		8,000	8,253
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/32		2,680	3,068
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/33		1,880	2,138
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/35		3,500	3,572
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/36		5,000	5,081
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/36		20	21
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/39		8,750	9,343
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/40		3,000	3,257
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	4.000%	7/1/41		8,000	8,010
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/45		3,775	4,082
3	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47		5,000	5,423
	Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47		4,530	4,955
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	5.000%	1/30/25		10,000	11,382
	Massachusetts Development Finance Agency Revenue (Partners Healthcare) VRDO	1.700%	12/3/18	LOC	5,050	5,050
	Massachusetts Development Finance Agency Revenue (Phillips Academy)	5.000%	9/1/43		8,295	9,154
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32		500	521
	Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/35		2,300	2,377
	Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/27		1,000	1,109

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Simmons College)	5.500%	10/1/28	1,000	1,108
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/29	1,820	1,999
Massachusetts Development Finance Agency Revenue (Simmons College)	5.125%	10/1/33	2,000	2,150
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/36	2,250	2,415
Massachusetts Development Finance Agency Revenue (Simmons College)	5.250%	10/1/39	3,000	3,204
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/28	850	947
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/36	4,525	4,459
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/41	3,000	3,186
Massachusetts Development Finance Agency Revenue (Southcoast Health System Obligated Group)	5.000%	7/1/27	1,550	1,691
Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	5.000%	7/1/34	1,030	1,159
Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	5.000%	7/1/35	2,000	2,243
Massachusetts Development Finance Agency Revenue (Sterling & Francine Clark Art Institute)	4.000%	7/1/41	6,130	6,210
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/20	1,000	1,039
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21	1,475	1,562
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22	2,380	2,564
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/27	150	170
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/29	2,085	2,331
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,110
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/33	1,500	1,649
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/34	2,000	2,190
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/35	1,160	1,265
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/36	1,000	1,086
Massachusetts Development Finance Agency Revenue (Suffolk University)	4.000%	7/1/39	3,975	3,766
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.750%	7/1/39	710	722
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40	3,315	3,418

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.750%	1/1/21	(Prere.)	510	557
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/21	(Prere.)	1,195	1,309
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/21	(Prere.)	2,700	2,976
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.250%	1/1/27		1,420	1,532
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32		1,800	1,979
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.750%	1/1/36		350	381
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41		805	877
Massachusetts Development Finance Agency Revenue (Tufts University)	5.000%	8/15/38		1,045	1,167
Massachusetts Development Finance Agency Revenue (UMass Boston Student Housing Project)	5.000%	10/1/25		2,690	2,931
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.500%	7/1/21	(Prere.)	5,220	5,654
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/27		1,630	1,881
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/28		3,000	3,400
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/29		1,000	1,126
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/29		45	50
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/30		2,470	2,763
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/31		1,000	1,109
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.500%	7/1/31		280	298
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/32		1,200	1,324
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/38		3,000	3,241
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	4.000%	7/1/44		4,000	3,854

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (UMass Memorial Health Care Obligated Group)	5.000%	7/1/44		1,965	2,101
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/20		250	260
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26		2,750	2,910
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/31		1,000	1,105
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/41		700	748
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/46		5,185	5,501
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/26		570	674
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/27		845	1,010
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/28		725	875
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/29		500	600
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/30		665	793
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42		2,000	2,164
Massachusetts Development Finance Agency Revenue (Wellesley College)	4.000%	7/1/44		2,875	2,933
Massachusetts Development Finance Agency Revenue (Wentworth Institute of Technology Inc.)	5.000%	10/1/46		4,250	4,548
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/24		185	203
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/38	(4)	1,675	1,839
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/45		2,720	2,840
Massachusetts Development Finance Agency Revenue (Western New England University)	5.000%	9/1/48		9,970	10,544
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/29		505	588
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	0.000%	1/1/32	(12)	1,630	1,003
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/32		1,500	1,585
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	0.000%	1/1/33	(12)	3,290	1,931
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/33		1,500	1,566
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/34		1,000	1,036
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/35		1,500	1,544
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/35		1,720	1,924

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	5.000%	1/1/36		1,000	1,115
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/38		3,890	3,925
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/29		1,065	1,254
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/30		1,000	1,171
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/33		3,000	3,424
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/34		2,390	2,715
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/38		4,000	4,411
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	4.000%	9/1/20		145	150
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/21		160	172
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/22		160	176
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/23		130	146
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/28		365	424
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/29		100	115
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/30		120	138
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/31		130	149
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50		2,650	2,831
Massachusetts Development Finance Agency Revenue (Worcester Polytechnic Institute)	5.000%	9/1/52		9,995	10,897
Massachusetts Development Finance Agency Special Obligation Revenue	5.000%	5/1/34		1,295	1,400
Massachusetts Development Finance Agency Special Obligation Revenue	5.000%	5/1/39		6,470	6,980
Massachusetts Development Finance Agency Special Obligation Revenue	5.000%	5/1/39		1,000	1,079
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/22	(Prere.)	3,025	3,326
Massachusetts GO	5.000%	8/1/21	(Prere.)	6,500	6,990
Massachusetts GO	5.000%	7/1/22	(Prere.)	9,010	9,915
Massachusetts GO	5.000%	7/1/26		500	590
Massachusetts GO	5.000%	7/1/26		1,035	1,221
Massachusetts GO	5.000%	7/1/28		3,810	4,573
Massachusetts GO	5.000%	7/1/28		10,775	12,542
Massachusetts GO	5.000%	7/1/28		4,000	4,802
Massachusetts GO	5.000%	7/1/30		570	656
Massachusetts GO	5.500%	8/1/30	(2)	7,000	8,741
Massachusetts GO	5.000%	7/1/32		3,460	3,953
Massachusetts GO	4.000%	8/1/32		5,000	5,111
Massachusetts GO	4.000%	12/1/32		3,400	3,485

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts GO	5.000%	7/1/33		5,255	5,966
Massachusetts GO	4.500%	7/1/34		11,170	12,052
Massachusetts GO	5.000%	7/1/34		5,000	5,658
Massachusetts GO	4.000%	9/1/34		3,000	3,134
Massachusetts GO	5.000%	12/1/34		13,015	14,793
Massachusetts GO	4.000%	4/1/35		5,010	5,168
Massachusetts GO	4.000%	5/1/35		5,000	5,113
Massachusetts GO	5.000%	7/1/35		5,000	5,640
Massachusetts GO	5.000%	7/1/35		4,095	4,560
Massachusetts GO	3.000%	11/1/35		2,875	2,589
Massachusetts GO	5.000%	8/1/36		9,100	9,686
Massachusetts GO	5.000%	12/1/36		3,000	3,383
Massachusetts GO	5.000%	7/1/37		500	554
Massachusetts GO	5.000%	8/1/37		5,015	5,334
Massachusetts GO	5.000%	11/1/37		3,050	3,462
Massachusetts GO	4.000%	4/1/38		4,000	4,074
Massachusetts GO	5.000%	7/1/38		5,015	5,600
Massachusetts GO	5.000%	12/1/38		2,510	2,817
Massachusetts GO	4.000%	12/1/39		500	509
Massachusetts GO	5.000%	1/1/40		10,000	11,265
Massachusetts GO	4.000%	5/1/40		5,000	5,082
Massachusetts GO	5.000%	7/1/40		8,000	8,803
Massachusetts GO	5.000%	3/1/41		8,000	8,770
Massachusetts GO	5.000%	4/1/42		8,650	9,652
Massachusetts GO	5.250%	4/1/42		3,000	3,425
Massachusetts GO	4.000%	5/1/42		1,715	1,734
Massachusetts GO	4.000%	9/1/42		2,800	2,826
Massachusetts GO	5.000%	1/1/43		3,680	4,127
Massachusetts GO	4.000%	2/1/43		6,250	6,306
Massachusetts GO	4.000%	6/1/43		5,000	5,016
Massachusetts GO	4.500%	8/1/43		3,705	3,818
Massachusetts GO	4.500%	12/1/43		3,745	3,873
Massachusetts GO	4.000%	2/1/44		6,140	6,191
Massachusetts GO	4.000%	12/1/44		8,350	8,418
Massachusetts GO	5.000%	7/1/45		2,000	2,187
Massachusetts GO	5.000%	11/1/45		5,825	6,522
Massachusetts GO	4.000%	12/1/45		8,505	8,575
Massachusetts GO	4.000%	2/1/46		5,000	5,041
Massachusetts GO	5.000%	3/1/46		1,905	2,084
Massachusetts GO	3.000%	9/1/46		13,290	10,884
Massachusetts GO	5.250%	4/1/47		7,000	7,937
Massachusetts Health & Educational Facilities Authority Revenue (Baystate Medical Center)	5.500%	7/1/19	(Prere.)	75	77
Massachusetts Health & Educational Facilities Authority Revenue (Baystate Medical Center)	5.750%	7/1/19	(Prere.)	280	286
Massachusetts Health & Educational Facilities Authority Revenue (Baystate Medical Center) VRDO	1.700%	12/3/18	LOC	15,600	15,600
Massachusetts Health & Educational Facilities Authority Revenue (Berklee College of Music Inc.)	5.000%	10/1/26		120	120
Massachusetts Health & Educational Facilities Authority Revenue (Children’s Hospital)	5.500%	12/1/39		4,000	4,138

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Health & Educational Facilities Authority Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/37		5,000	5,013
Massachusetts Health & Educational Facilities Authority Revenue (Lowell General Hospital)	5.125%	7/1/35		215	223
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.250%	7/1/30		3,010	3,758
Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.250%	7/1/33		150	190
Massachusetts Health & Educational Facilities Authority Revenue (MIT) VRDO	1.500%	12/7/18		615	615
Massachusetts Health & Educational Facilities Authority Revenue (Museum of Fine Arts) VRDO	1.710%	12/3/18		1,600	1,600
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/32		1,000	1,087
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.250%	7/1/19	(Prere.)	10,000	10,197
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System) VRDO	1.620%	12/7/18		300	300
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System) VRDO	1.650%	12/7/18	LOC	400	400
Massachusetts Health & Educational Facilities Authority Revenue (Pool Loan Program) VRDO	1.710%	12/7/18	LOC	6,800	6,800
Massachusetts Health & Educational Facilities Authority Revenue (South Coast Health System)	5.000%	7/1/39		6,160	6,255
Massachusetts Health & Educational Facilities Authority Revenue (UMass Memorial Medical Center)	5.000%	7/1/21		125	130
Massachusetts Health & Educational Facilities Authority Revenue (Winchester Hospital)	5.250%	7/1/38		2,840	2,962
Massachusetts Housing Finance Agency Revenue	3.900%	12/1/42		500	492
Massachusetts Housing Finance Agency Revenue	5.000%	12/1/43		750	782
Massachusetts Housing Finance Agency Single Family Housing Revenue	3.800%	12/1/37		1,400	1,404
Massachusetts Housing Finance Agency Single Family Housing Revenue	2.650%	12/1/41		1,730	1,732
Massachusetts Housing Finance Agency Single Family Housing Revenue	2.750%	12/1/41		485	486
Massachusetts Housing Finance Agency Single Family Housing Revenue	3.500%	6/1/42		760	777
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/43		1,760	1,810
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/44		1,735	1,782
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45		985	1,018

Massachusetts Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/48	5,000	5,253
Massachusetts Housing Finance Agency Single Family Housing Revenue	4.050%	12/1/52	4,490	4,345
Massachusetts Housing Finance Agency Single Family Housing Revenue PUT	1.500%	7/1/20	1,000	988
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,180
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	1,961
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,065
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,845	4,260
Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,677
Massachusetts Port Authority Revenue	5.000%	7/1/37	980	1,103
Massachusetts Port Authority Revenue	5.000%	7/1/40	6,850	7,576
Massachusetts Port Authority Revenue	5.000%	7/1/44	10,105	11,027
Massachusetts Port Authority Revenue	5.000%	7/1/45	2,215	2,440
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	10,035	10,993
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28	7,265	7,940
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/29	2,400	2,783
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	8,060	8,773
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/30	4,700	5,425
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/31	7,855	9,036
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	4,000	4,186
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32	2,515	2,694
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/34	2,000	2,261
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/34	7,040	8,013
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/35	2,500	2,759
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/35	1,615	1,814
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35	13,590	14,620
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	11/15/35	4,300	4,451
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/35	1,000	1,134
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/36	2,500	2,753
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/36	5,000	5,121
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	1/15/37	3,000	3,062
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/37	2,300	2,529

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/37		5,000	5,606
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	2/15/38		750	823
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/38		2,660	2,908
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/42		70	78
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	2/15/43		2,500	2,509
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/45		4,430	4,914
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/46		3,175	3,533
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		8,855	10,072
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	2/15/48		5,000	5,687
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27	(14)	10,000	12,108
	Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28	(14)	3,750	4,577
	Massachusetts Transportation Fund Revenue	4.000%	6/1/38		2,000	2,067
2	Massachusetts Transportation Fund Revenue (Rail Enhancement & Accelerated Bridge Program) TOB VRDO	1.720%	12/7/18		4,495	4,495
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	(Prere.)	5,000	5,362
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	(Prere.)	2,750	2,949
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	(Prere.)	20	21
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/37		1,960	1,988
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/44		5,060	5,537
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/45		7,000	7,091
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	4.000%	6/1/46		10,000	10,123
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/30		1,700	1,903
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/31		1,500	1,674
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/32		2,000	2,227
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/34		3,325	3,681
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/40		9,270	10,264
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/41		7,805	8,674
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	4.000%	6/1/45		7,300	7,383

Massachusetts Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Massachusetts Transportation Fund Revenue (Rail Enhancement Program)	5.000%	6/1/45		5,640	6,231
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/20	(14)	3,000	2,932
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/25	(14)	5,035	4,258
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/28	(14)	6,835	5,152
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/22		35	39
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/27		8,020	9,153
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/29		1,520	1,877
	Massachusetts Water Pollution Abatement Trust Revenue	5.750%	8/1/29		190	191
	Massachusetts Water Resources Authority Revenue	5.000%	12/1/18		325	325
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	(Prere.)	180	193
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/27		3,020	3,548
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/28		800	934
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/29		1,070	1,260
	Massachusetts Water Resources Authority Revenue	5.250%	8/1/31	(4)	1,175	1,469
	Massachusetts Water Resources Authority Revenue	5.250%	8/1/35	(4)	8,000	10,045
	Massachusetts Water Resources Authority Revenue	4.000%	8/1/36		7,200	7,450
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/36		2,710	2,970
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/42		1,000	1,081
	Massachusetts Water Resources Authority Revenue	5.250%	8/1/42		10,000	10,729
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/44		8,000	8,800
	Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36		7,000	7,443
	Minuteman MA Regional Vocational Technical School District GO	4.000%	10/15/46		1,700	1,707
	Minuteman MA Regional Vocational Technical School District GO	4.000%	10/15/48		4,055	4,066
	Nantucket MA GO	4.000%	7/15/34		1,045	1,104
	Nantucket MA GO	4.000%	7/15/35		1,085	1,142
	Nantucket MA GO	4.000%	7/15/36		1,130	1,175
1	Natick MA GO	4.000%	7/15/30		4,580	4,976
1	Natick MA GO	4.000%	7/15/31		4,760	5,130
1	Natick MA GO	4.000%	7/15/32		4,890	5,232
	Needham MA GO	3.000%	7/15/35		765	708
	Plymouth MA GO	3.250%	5/1/34		460	444

Massachusetts Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Randolph MA GO	3.125%	9/15/32		1,265	1,226
Randolph MA GO	3.125%	9/15/33		1,350	1,296
Randolph MA GO	3.375%	9/15/35		980	948
Randolph MA GO	3.375%	9/15/36		1,510	1,443
Randolph MA GO	3.500%	9/15/37		500	481
Rowley MA GO	3.500%	7/15/43		2,625	2,421
Saugus MA GO	3.500%	3/1/46		2,095	1,906
Stoughton MA GO	4.000%	10/15/31		3,865	4,139
Stoughton MA GO	3.000%	10/15/32		1,920	1,782
Stoughton MA GO	3.000%	10/15/35		370	333
University of Massachusetts Building Authority Revenue	5.000%	11/1/31		2,500	2,853
University of Massachusetts Building Authority Revenue	5.000%	11/1/32		4,060	4,620
University of Massachusetts Building Authority Revenue	5.000%	11/1/35		5,460	6,262
University of Massachusetts Building Authority Revenue	5.000%	5/1/38		2,000	2,192
University of Massachusetts Building Authority Revenue	5.000%	11/1/38		4,615	5,243
University of Massachusetts Building Authority Revenue	5.000%	11/1/39		14,020	15,479
University of Massachusetts Building Authority Revenue	5.000%	11/1/39		3,695	4,005
University of Massachusetts Building Authority Revenue	5.000%	11/1/40		9,230	10,258
University of Massachusetts Building Authority Revenue	5.000%	11/1/44		3,365	3,696
University of Massachusetts Building Authority Revenue	4.000%	11/1/45		6,020	6,074
University of Massachusetts Building Authority Revenue	5.250%	11/1/47		5,000	5,751
University of Massachusetts Building Authority Revenue	5.000%	11/1/34		650	748
Worcester MA GO	5.250%	8/15/21	(14)	315	316
Worcester MA GO	4.000%	1/15/32		2,365	2,489
Worcester MA GO	4.000%	1/15/33		2,190	2,296
					1,781,888
Guam (0.3%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.500%	7/1/43		2,285	2,416
Guam Power Authority Revenue	5.000%	10/1/20		500	519
Guam Power Authority Revenue	5.000%	10/1/23		1,000	1,080
Guam Power Authority Revenue	5.000%	10/1/25		720	783
Guam Power Authority Revenue	5.000%	10/1/31		300	318
					5,116
Total Tax-Exempt Municipal Bonds (Cost $1,784,890)					1,787,004

Massachusetts Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (1.0%)
Other Assets
Investment in Vanguard	97
Receivables for Investment Securities Sold	15,980
Receivables for Accrued Income	23,869
Receivables for Capital Shares Issued	1,976
Variation Margin Receivable-Futures Contracts	6
Other Assets	149
Total Other Assets	42,077
Liabilities
Payables for Investment Securities Purchased	(18,650)
Payables for Capital Shares Redeemed	(3,526)
Payables for Distributions	(1,219)
Payables to Vanguard	(830)
Variation Margin Payable-Futures Contacts	(44)
Total Liabilities	(24,269)
Net Assets (100%)
Applicable to 172,681,777 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,804,812
Net Asset Value Per Share	$10.45

At November 30, 2018, net assets consisted of:

Amount
($000)
Paid-in Capital	1,809,772
Total Distributable Earnings (Loss)	(4,960)
Net Assets	1,804,812

• See Note A in Notes to Financial Statements.

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2018.

2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2018, the aggregate value of these securities was $9,695,000, representing 0.5% of net assets.

3 Securities with a value of $542,000 have been segregated as initial margin for open futures contracts.

A key to abbreviations and other references follows the Statement of Net Assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

(19) TPSF (Texas Permanent School Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Massachusetts Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation )
Long Futures Contracts
5-Year U.S. Treasury Note	March 2019	167	18,864	30
2-Year U.S. Treasury Note	March 2019	74	15,613	10
				40

Short Futures Contracts
30-Year U.S. Treasury Bond	March 2019	(34)	(4,757)	(11)
Ultra Long U.S. Treasury Bond	March 2019	(35)	(5,334)	(12)
10-Year U.S. Treasury Note	March 2019	(150)	(17,918)	(35)
				(58)
				(18)

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Operations

Year Ended
November 30, 2018
($000)
Investment Income
Income
Interest	57,685
Total Income	57,685
Expenses
The Vanguard Group—Note B
Investment Advisory Services	231
Management and Administrative	1,752
Marketing and Distribution	321
Custodian Fees	10
Auditing Fees	34
Shareholders’ Reports and Proxy	13
Trustees’ Fees and Expenses	1
Total Expenses	2,362
Net Investment Income	55,323
Realized Net Gain (Loss)
Investment Securities Sold	(6,008)
Futures Contracts	(483)
Realized Net Gain (Loss)	(6,491)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(45,368)
Futures Contracts	105
Change in Unrealized Appreciation (Depreciation)	(45,263)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,569

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Statement of Changes in Net Assets

	Year Ended November 30,
	2018	2017
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	55,323	46,931
Realized Net Gain (Loss)	(6,491)	195
Change in Unrealized Appreciation (Depreciation)	(45,263)	45,606
Net Increase (Decrease) in Net Assets Resulting from Operations	3,569	92,732
Distributions
Net Investment Income	(55,322)	(46,926)
Realized Capital Gain[1]	(42)	(7,445)
Total Distributions	(55,364)	(54,371)
Capital Share Transactions
Issued	555,088	446,016
Issued in Lieu of Cash Distributions	41,073	41,529
Redeemed	(449,316)	(274,885)
Net Increase (Decrease) from Capital Share Transactions	146,845	212,660
Total Increase (Decrease)	95,050	251,021
Net Assets
Beginning of Period	1,709,762	1,458,741
End of Period	1,804,812	1,709,762

1   Includes fiscal 2018 and 2017 short-term gain distributions totaling $6,000 and $578,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Financial Highlights

For a Share Outstanding	Year Ended November 30,
Throughout Each Period	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.74	$10.47	$10.87	$10.87	$10.27
Investment Operations
Net Investment Income	.322 [1]	.316 [1]	.323	.334	.345
Net Realized and Unrealized Gain (Loss) on Investments	(.290)	.324	(.383)	.067	.600
Total from Investment Operations	.032	.640	(.060)	.401	.945
Distributions
Dividends from Net Investment Income	(.322)	(.317)	(.323)	(.334)	(.345)
Distributions from Realized Capital Gains	(.000)[2]	(.053)	(.017)	(.067)	—
Total Distributions	(.322)	(.370)	(.340)	(.401)	(.345)
Net Asset Value, End of Period	$10.45	$10.74	$10.47	$10.87	$10.87

Total Return[3]	0.31%	6.19%	-0.68%	3.77%	9.32%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,805	$1,710	$1,459	$1,286	$1,148
Ratio of Total Expenses to Average Net Assets	0.13%	0.15%	0.15%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.04%	2.96%	2.91%	3.09%	3.24%
Portfolio Turnover Rate	33%	18%	25%	15%	27%

1 Calculated based on average shares outstanding.

2 Distribution was less than $.001 per share.

3 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Massachusetts Tax-Exempt Fund

Notes to Financial Statements

Vanguard Massachusetts Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended November 30, 2018, the fund’s average investments in long and short futures contracts represented 4% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2015–2018), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

Massachusetts Tax-Exempt Fund

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at November 30, 2018, or at any time during the period then ended.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At November 30, 2018, the fund had contributed to Vanguard capital in the amount of $97,000, representing 0.01% of the fund’s net assets and 0.04% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

Massachusetts Tax-Exempt Fund

The following table summarizes the market value of the fund’s investments as of November 30, 2018, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,787,004	—
Futures Contracts—Assets[1]	6	—	—
Futures Contracts—Liabilities[1]	(44)	—	—
Total	(38)	1,787,004	—

1 Represents variation margin on the last day of the reporting period.

D. Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the tax deferral of losses on wash sales and straddles, the realization of unrealized gains or losses on certain futures contracts, and payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:

Amount
($000)
Undistributed Ordinary Income	—
Undistributed Tax-Exempt Income	1,955
Undistributed Long-Term Gains	—
Capital Loss Carryforwards (Non-expiring)	(6,335)
Net Unrealized Gains (Losses)	1,374

As of November 30, 2018, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	1,785,630
Gross Unrealized Appreciation	23,432
Gross Unrealized Depreciation	(22,058)
Net Unrealized Appreciation (Depreciation)	1,374

Massachusetts Tax-Exempt Fund

E.   During the year ended November 30, 2018, the fund purchased $723,210,000 of investment securities and sold $575,416,000 of investment securities, other than temporary cash investments.

F.   Capital shares issued and redeemed were:

	Year Ended November 30,
	2018	2017
	Shares	Shares
	(000)	(000)
Issued	52,377	41,820
Issued in Lieu of Cash Distributions	3,885	3,890
Redeemed	(42,719)	(25,850)
Net Increase (Decrease) in Shares Outstanding	13,543	19,860

G.   Management has determined that no events or transactions occurred subsequent to November 30, 2018, that would require recognition or disclosure in these financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Vanguard Massachusetts Tax-Exempt Funds and Shareholders of Vanguard Massachusetts Tax-Exempt Fund

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of Vanguard Massachusetts Tax-Exempt Fund (constituting Vanguard Massachusetts Tax-Exempt Funds, referred to hereafter as the “Fund”) as of November 30, 2018, the related statement of operations for the year ended November 30, 2018, the statement of changes in net assets for each of the two years in the period ended November 30, 2018, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2018 and the financial highlights for each of the five years in the period ended November 30, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2018 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

January 17, 2019

We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Special 2018 tax information (unaudited) for Vanguard Massachusetts Tax-Exempt Fund

This information for the fiscal year ended November 30, 2018, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $37,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.

For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund are qualified short-term capital gains.

The fund designates 100% of its income dividends as exempt-interest dividends.

BLOOMBERG is a trademark and service mark of Bloomberg Finance L.P. BARCLAYS is a trademark and service mark of Barclays Bank Plc, used under license. Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL) (collectively, Bloomberg), or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Barclays MA Municipal Bond Index (Index or Bloomberg Barclays Index).

Neither Barclays Bank Plc, Barclays Capital Inc., or any affiliate (collectively Barclays) or Bloomberg is the issuer or producer of the Massachusetts Tax-Exempt Fund and neither Bloomberg nor Barclays has any responsibilities, obligations or duties to investors in the Massachusetts Tax-Exempt Fund. The Index is licensed for use by The Vanguard Group, Inc. (Vanguard) as the sponsor of the Massachusetts Tax-Exempt Fund. Bloomberg and Barclays’ only relationship with Vanguard in respect of the Index is the licensing of the Index, which is determined, composed and calculated by BISL, or any successor thereto, without regard to the Issuer or the Massachusetts Tax-Exempt Fund or the owners of the Massachusetts Tax-Exempt Fund.

Additionally, Vanguard may for itself execute transaction(s) with Barclays in or relating to the Index in connection with the Massachusetts Tax-Exempt Fund. Investors acquire the Massachusetts Tax-Exempt Fund from Vanguard and investors neither acquire any interest in the Index nor enter into any relationship of any kind whatsoever with Bloomberg or Barclays upon making an investment in the Massachusetts Tax-Exempt Fund. The Massachusetts Tax-Exempt Fund is not sponsored, endorsed, sold or promoted by Bloomberg or Barclays. Neither Bloomberg nor Barclays makes any representation or warranty, express or implied regarding the advisability of investing in the Massachusetts Tax-Exempt Fund or the advisability of investing in securities generally or the ability of the Index to track corresponding or relative market performance. Neither Bloomberg nor Barclays has passed on the legality or suitability of the Massachusetts Tax-Exempt Fund with respect to any person or entity. Neither Bloomberg nor Barclays is responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Massachusetts Tax-Exempt Fund to be issued. Neither Bloomberg nor Barclays has any obligation to take the needs of the Issuer or the owners of the Massachusetts Tax-Exempt Fund or any other third party into consideration in determining, composing or calculating the Index. Neither Bloomberg nor Barclays has any obligation or liability in connection with administration, marketing or trading of the Massachusetts Tax-Exempt Fund.

The licensing agreement between Bloomberg and Barclays is solely for the benefit of Bloomberg and Barclays and not for the benefit of the owners of the Massachusetts Tax-Exempt Fund, investors or other third parties. In addition, the licensing agreement between Vanguard and Bloomberg is solely for the benefit of Vanguard and Bloomberg and not for the benefit of the owners of the Massachusetts Tax-Exempt Fund, investors or other third parties.

NEITHER BLOOMBERG NOR BARCLAYS SHALL HAVE ANY LIABILITY TO THE ISSUER, INVESTORS OR TO OTHER THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER, THE INVESTORS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. NEITHER BLOOMBERG NOR BARCLAYS MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND EACH HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN. BLOOMBERG RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDEX, AND NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDEX. NEITHER BLOOMBERG NOR BARCLAYS SHALL BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY SPECIAL, INDIRECT OR CONSEQUENTIAL DAMAGES, OR ANY LOST PROFITS AND EVEN IF ADVISED OF THE POSSIBILITY OF SUCH, RESULTING FROM THE USE OF THE BLOOMBERG BARCLAYS INDEX OR ANY DATA INCLUDED THEREIN OR WITH RESPECT TO THE MASSACHUSETTS TAX-EXEMPT FUND.

None of the information supplied by Bloomberg or Barclays and used in this publication may be reproduced in any manner without the prior written permission of both Bloomberg and Barclays Capital, the investment banking division of Barclays Bank Plc. Barclays Bank Plc is registered in England No. 1026167. Registered office 1 Churchill Place London E14 5HP.

© 2019 Bloomberg. Used with Permission.

Source: Bloomberg Index Services Limited. Copyright 2019, Bloomberg. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 212 Vanguard funds.

Information for each trustee and executive officer of the fund appears below. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustees1

F. William McNabb III

Born in 1957. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: chairman of the board (January 2010–present) of Vanguard and of each of the investment companies served by Vanguard, trustee (2009–present) of each of the investment companies served by Vanguard, and director (2008–present) of Vanguard. Chief executive officer and president (2008–2017) of Vanguard and each of the investment companies served by Vanguard, managing director (1995–2008) of Vanguard, and director (1997–2018) of Vanguard Marketing Corporation. Director (2018–present) of UnitedHealth Group.

Mortimer J. Buckley

Born in 1969. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: chief executive officer (January 2018–present) of Vanguard; chief executive officer, president, and trustee (January 2018–present) of each of the investment companies served by Vanguard; president and director (2017–present) of Vanguard; and president (February 2018–present) of Vanguard Marketing Corporation. Chief investment officer (2013–2017), managing director (2002–2017), head of the Retail Investor Group (2006–2012), and chief information officer (2001–2006) of Vanguard. Chairman of the board (2011–2017) of the Children’s Hospital of Philadelphia.

Independent Trustees

Emerson U. Fullwood

Born in 1948. Trustee since January 2008. Principal occupation(s) during the past five years and other experience: executive chief staff and marketing officer for North America and corporate vice president (retired 2008) of Xerox Corporation (document management products and services). Former president of the Worldwide Channels Group, Latin America, and Worldwide Customer Service and executive chief staff officer of Developing Markets of Xerox. Executive in residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology. Lead director of SPX FLOW, Inc. (multi-industry manufacturing). Director of the University of Rochester Medical Center, the Monroe Community College Foundation, the United Way of Rochester, North Carolina A&T University, and Roberts Wesleyan College. Trustee of the University of Rochester.

Amy Gutmann

Born in 1949. Trustee since June 2006. Principal occupation(s) during the past five years and other experience: president (2004–present) of the University of Pennsylvania. Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and professor of communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania. Trustee of the National Constitution Center.

1   Mr. McNabb and Mr. Buckley are considered “interested persons,” as defined in the Investment Company Act of 1940, because they are officers of the Vanguard funds.

JoAnn Heffernan Heisen

Born in 1950. Trustee since July 1998. Principal occupation(s) during the past five years and other experience: corporate vice president of Johnson & Johnson (pharmaceuticals/medical devices/consumer products) and member of its executive committee (1997–2008). Chief global diversity officer (retired 2008), vice president and chief information officer (1997–2006), controller (1995–1997), treasurer (1991–1995), and assistant treasurer (1989–1991) of Johnson & Johnson. Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation. Member of the advisory board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born in 1949. Trustee since October 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2009) and vice chairman of the board (2008–2009) of Cummins Inc. (industrial machinery). Chairman of the board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education. Director of the V Foundation for Cancer Research. Member of the advisory council for the College of Arts and Letters and chair of the advisory board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born in 1953. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: senior vice president and chief financial officer (retired 2013) of IBM (information technology services). Fiduciary member of IBM’s Retirement Plan Committee (2004–2013), senior vice president and general manager (2002–2004) of IBM Global Financing, vice president and controller (1998–2002) of IBM, and a variety of other prior management roles at IBM. Member of the Council on Chicago Booth.

Scott C. Malpass

Born in 1962. Trustee since March 2012. Principal occupation(s) during the past five years and other experience: chief investment officer (1989–present) and vice president (1996–present) of the University of Notre Dame. Assistant professor of finance at the Mendoza College of Business, University of Notre Dame, and member of the Notre Dame 403(b) Investment Committee. Chairman of the board of TIFF Advisory Services, Inc. Member of the board of Catholic Investment Services, Inc. (investment advisors), the board of advisors for Spruceview Capital Partners, and the board of superintendence of the Institute for the Works of Religion.

Deanna Mulligan

Born in 1963. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: president (2010–present) and chief executive officer (2011–present) of The Guardian Life Insurance Company of America. Chief operating officer (2010–2011) and executive vice president (2008–2010) of Individual Life and Disability of The Guardian Life Insurance Company of America. Member of the board of The Guardian Life Insurance Company of America, the American Council of Life Insurers, the Partnership for New York City (business leadership), and the Committee Encouraging Corporate Philanthropy. Trustee of the Economic Club of New York and the Bruce Museum (arts and science). Member of the Advisory Council for the Stanford Graduate School of Business.

André F. Perold

Born in 1952. Trustee since December 2004. Principal occupation(s) during the past five years and other experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011). Chief investment officer and co-managing partner of HighVista Strategies LLC (private investment firm). Overseer of the Museum of Fine Arts Boston.

Sarah Bloom Raskin

Born in 1961. Trustee since January 2018. Principal occupation(s) during the past five years and other experience: deputy secretary (2014–2017) of the United States Department of the Treasury. Governor (2010–2014) of the Federal Reserve Board. Commissioner (2007–2010) of financial regulation for the State of Maryland. Member of the board of directors (2012–2014) of Neighborhood Reinvestment Corporation. Director of i(x) Investments, LLC.

Peter F. Volanakis

Born in 1955. Trustee since July 2009. Principal occupation(s) during the past five years and other experience: president and chief operating officer (retired 2010) of Corning Incorporated (communications equipment) and director of Corning Incorporated (2000–2010) and Dow Corning (2001–2010). Director (2012) of SPX Corporation (multi-industry manufacturing). Overseer of the Amos Tuck School of Business Administration, Dartmouth College (2001–2013). Chairman of the board of trustees of Colby-Sawyer College. Member of the Board of Hypertherm Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born in 1967. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Investment stewardship officer (2017–present), treasurer (2015–2017), controller (2010–2015), and assistant controller (2001–2010) of each of the investment companies served by Vanguard.

Christine M. Buchanan

Born in 1970. Principal occupation(s) during the past five years and other experience: principal of Vanguard and global head of Fund Administration at Vanguard. Treasurer (2017–present) of each of the investment companies served by Vanguard. Partner (2005–2017) at KPMG LLP (audit, tax, and advisory services).

Brian Dvorak

Born in 1973. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief compliance officer (2017–present) of Vanguard and each of the investment companies served by Vanguard. Assistant vice president (2017–present) of Vanguard Marketing Corporation. Vice president and director of Enterprise Risk Management (2011–2013) at Oppenheimer Funds, Inc.

Thomas J. Higgins

Born in 1957. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Chief financial officer (2008–present) and treasurer (1998–2008) of each of the investment companies served by Vanguard.

Peter Mahoney

Born in 1974. Principal occupation(s) during the past five years and other experience: principal of Vanguard. Controller (2015–present) of each of the investment companies served by Vanguard. Head of International Fund Services (2008–2014) at Vanguard.

Anne E. Robinson

Born in 1970. Principal occupation(s) during the past five years and other experience: general counsel (2016–present) of Vanguard. Secretary (2016–present) of Vanguard and of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Director and senior vice president (2016–2018) of Vanguard Marketing Corporation. Managing director and general counsel of Global Cards and Consumer Services (2014–2016) at Citigroup. Counsel (2003–2014) at American Express.

Michael Rollings

Born in 1963. Principal occupation(s) during the past five years and other experience: finance director (2017–present) and treasurer (2017) of each of the investment companies served by Vanguard. Managing director (2016–present) of Vanguard. Chief financial officer (2016–present) of Vanguard. Director (2016–present) of Vanguard Marketing Corporation. Executive vice president and chief financial officer (2006–2016) of MassMutual Financial Group.

Vanguard Senior Management Team

Joseph Brennan	Chris D. McIsaac
Mortimer J. Buckley	James M. Norris
Gregory Davis	Thomas M. Rampulla
John James	Karin A. Risi
Martha G. King	Anne E. Robinson
John T. Marcante	Michael Rollings

Chairman Emeritus and Senior Advisor

John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

P.O. Box 2600 Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a Thomson Reuters Company, or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

CFA® is a registered trademark owned by CFA Institute.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q1680 012019

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant.

Fiscal Year Ended November 30, 2018: $34,000
Fiscal Year Ended November 30, 2017: $36,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended November 30, 2018: $9,734,277
Fiscal Year Ended November 30, 2017: $8,424,459

Includes fees billed in connection with audits of the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc. and Vanguard Marketing Corporation.

(b)     Audit-Related Fees.

Fiscal Year Ended November 30, 2018: $5,581,336
Fiscal Year Ended November 30, 2017: $3,194,093

Includes fees billed in connection with assurance and related services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(c)     Tax Fees.

Fiscal Year Ended November 30, 2018: $347,985
Fiscal Year Ended November 30, 2017: $274,313

Includes fees billed in connection with tax compliance, planning, and advice services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(d)     All Other Fees.

Fiscal Year Ended November 30, 2018: $0
Fiscal Year Ended November 30, 2017: $0

Includes fees billed for services related to tax reported information provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., or other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended November 30, 2018: $347,985
Fiscal Year Ended November 30, 2017: $274,313

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures.  The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13: Exhibits.

(a)  Code of Ethics.

(b)  Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ MORTIMER J. BUCKLEY *

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: January 22, 2019

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: January 22, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 see file Number 33-32216, Incorporated by Reference.